Supplement to the currently effective Statement of Additional Information for the listed fund:
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Scudder Variable Series I

Money Market Portfolio

The following is added to the non-fundamental policies listed in the Fund's Statement of Additional Information under Investment Restrictions:

9. For Money Market Portfolio: the Portfolio currently does not intend to invest more than 10% of total assets in non-affiliated registered investment companies.




March 10, 2003













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